		Jensen Quality Growth Fund
		Schedule of Investments
		August 31, 2022 (Unaudited) (showing as a percentage of total net assets)

Shares			Value
		COMMON STOCKS - 97.63%
		Air Freight & Logistics - 1.97%
986,000		United Parcel Service, Inc. - Class B	$ 191,786,860

		Beverages - 6.65%
3,756,000		PepsiCo, Inc.	647,046,120

		Commercial Services & Supplies - 2.31%
1,332,000		Waste Management, Inc.	225,147,960

		Containers & Packaging - 1.18%
2,060,000		Ball Corporation	114,968,600

		Diversified Financial Services - 1.48%
507,000		Moody's Corporation	144,251,640

		Electronic Equipment, Instruments & Components - 1.30%
1,728,000		Amphenol Corporation - Class A	127,059,840

		Health Care Equipment & Supplies - 8.46%
1,673,000		Becton Dickinson and Company	422,298,660
1,955,000		Stryker Corporation	401,166,000
			823,464,660
		Health Care Providers & Services - 4.75%
891,000		UnitedHealth Group, Inc.	462,723,030

		Hotels, Restaurants & Leisure - 2.99%
3,462,000		Starbucks Corporation	291,050,340

		Household Products - 2.64%
1,863,000		The Procter & Gamble Company	256,982,220

		Industrial Conglomerates - 2.50%
1,954,600		3M Company	243,054,510

		Insurance - 2.71%
1,633,000		Marsh & McLennan Companies, Inc.	263,517,210

		Interactive Media & Services - 5.91%
5,320,000		Alphabet, Inc. - Class A (a)	575,730,400

		IT Services - 16.08%
1,561,000		Accenture PLC - Class A (b)	450,286,060
1,732,000		Automatic Data Processing, Inc.	423,318,120
1,354,000		Broadridge Financial Solutions, Inc.	231,764,180
3,137,000		Cognizant Technology Solutions Corporation - Class A	198,164,290
807,000		Mastercard, Inc. - Class A	261,766,590
			1,565,299,240
		Pharmaceuticals - 8.57%
2,906,000		Johnson & Johnson	468,854,040
8,074,000		Pfizer, Inc.	365,187,020
			834,041,060
		Professional Services - 3.27%
967,000		Equifax, Inc.	182,521,250
728,000		Verisk Analytics, Inc.	136,252,480
			318,773,730
		Semiconductors & Semiconductor Equipment - 2.44%
1,436,000		Texas Instruments, Inc.	237,241,560

		Software - 9.09%
657,000		Intuit, Inc.	283,679,460
2,301,000		Microsoft Corporation	601,642,470
			885,321,930
		Specialty Retail - 4.32%
722,000		Home Depot, Inc.	208,239,240
3,412,600		The TJX Companies, Inc.	212,775,610
			421,014,850
		Technology Hardware, Storage & Peripherals - 5.29%
3,277,000		Apple, Inc.	515,209,940

		Textiles, Apparel & Luxury Goods - 3.72%
3,407,000		NIKE, Inc. - Class B	362,675,150

		Total Common Stocks (Cost $5,399,435,922)	9,506,360,850

		Short-Term Investment - 2.21%
		Money Market Fund - 2.21%
215,559,868		First American Treasury Obligations Fund - Class X, 2.140% (c)	215,559,868
		Total Short-Term Investment (Cost $215,559,868)	215,559,868

		Total Investments (Cost $5,614,995,790) - 99.84%	9,721,920,718
		Other Assets in Excess of Liabilities - 0.16%	15,376,969
		TOTAL NET ASSETS - 100.00%	$ 9,737,297,687

		Percentages are stated as a percent of net assets.

	PLC	- Public Limited Company

	(a)	Non-income producing security.
	(b)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Ireland 4.62% as a percentage of net assets.
	(c)	Variable rate security. Rate listed is the 7-day effective yield as of August 31, 2022.